UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               DANIEL J. MAVICO
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   DECEMBER 31

Date of Reporting Period:  MARCH 31, 2014

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1ST QUARTER REPORT - PERIOD ENDED MARCH 31, 2014


[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA GLOBAL MANAGED VOLATILITY FUND
MARCH 31, 2014

                                                                      (Form N-Q)

88396-0514                                   (C)2014, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA GLOBAL MANAGED VOLATILITY FUND
March 31, 2014 (unaudited)

                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES      SECURITY                                                                            (000)
--------------------------------------------------------------------------------------------------------
               EQUITY SECURITIES (90.4%)

               COMMON STOCKS (53.9%)

               CONSUMER DISCRETIONARY (5.9%)
               -----------------------------
               ADVERTISING (0.2%)
       800     Dentsu, Inc.                                                                    $      30
     7,185     JC Decaux S.A.                                                                        315
     4,593     REA Group Ltd.                                                                        208
                                                                                               ---------
                                                                                                     553
                                                                                               ---------
               APPAREL RETAIL (0.0%)
     2,700     Foot Locker, Inc.                                                                     127
                                                                                               ---------
               APPAREL, ACCESSORIES & LUXURY GOODS (0.2%)
     1,019     Christian Dior S.A.                                                                   196
     4,800     Hanesbrands, Inc.                                                                     367
       135     Swatch Group AG                                                                        85
       191     Swatch Group AG                                                                        22
                                                                                               ---------
                                                                                                     670
                                                                                               ---------
               AUTO PARTS & EQUIPMENT (0.4%)
     2,800     BorgWarner, Inc.                                                                      172
     1,641     Continental AG                                                                        393
     2,300     Denso Corp.                                                                           110
     4,800     Gentex Corp.                                                                          151
     1,000     NGK Spark Plug Co. Ltd.                                                                23
       600     Stanley Electric Co. Ltd.                                                              13
       700     Toyota Industries Corp.                                                                34
     2,332     Valeo S.A.                                                                            329
                                                                                               ---------
                                                                                                   1,225
                                                                                               ---------
               AUTOMOBILE MANUFACTURERS (0.6%)
     8,050     Daimler AG                                                                            761
       522     Fiat S.p.A.*                                                                            6
    13,500     Fuji Heavy Industries Ltd.                                                            365
       252     Renault S.A.                                                                           24
     1,600     Suzuki Motor Corp.                                                                     42
    12,200     Toyota Motor Corp.                                                                    688
       129     Volkswagen AG                                                                          33
                                                                                               ---------
                                                                                                   1,919
                                                                                               ---------
               AUTOMOTIVE RETAIL (0.3%)
     2,100     Advance Auto Parts, Inc.                                                              266
     1,000     AutoZone, Inc.*                                                                       537
     1,800     O'Reilly Automotive, Inc.*                                                            267
                                                                                               ---------
                                                                                                   1,070
                                                                                               ---------
               BROADCASTING (0.2%)
     2,300     CBS Corp. "B"                                                                         142
   119,347     ITV plc                                                                               381

================================================================================

1  | USAA Global Managed Volatility Fund

================================================================================

                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES      SECURITY                                                                            (000)
--------------------------------------------------------------------------------------------------------
       181     RTL Group S.A.                                                                  $      21
                                                                                               ---------
                                                                                                     544
                                                                                               ---------
               CABLE & SATELLITE (0.6%)
    15,000     Comcast Corp. "A"                                                                     751
     5,800     DIRECTV*                                                                              443
    10,500     Starz "A"*                                                                            339
     2,400     Time Warner Cable, Inc.                                                               329
                                                                                               ---------
                                                                                                   1,862
                                                                                               ---------
               CASINOS & GAMING (0.5%)
    34,000     Galaxy Entertainment Group Ltd.*                                                      296
     4,600     Las Vegas Sands Corp.                                                                 371
    57,200     MGM China Holdings Ltd.                                                               202
     7,600     MGM Resorts International*                                                            196
     6,800     Wynn Macau Ltd.                                                                        28
     3,100     Wynn Resorts Ltd.                                                                     689
                                                                                               ---------
                                                                                                   1,782
                                                                                               ---------
               CONSUMER ELECTRONICS (0.2%)
     3,400     Harman International Industries, Inc.                                                 362
    36,300     Panasonic Corp.                                                                       412
                                                                                               ---------
                                                                                                     774
                                                                                               ---------
               DEPARTMENT STORES (0.3%)
     7,200     Macy's, Inc.                                                                          427
     3,679     Next plc                                                                              405
                                                                                               ---------
                                                                                                     832
                                                                                               ---------
               EDUCATION SERVICES (0.2%)
     6,900     Apollo Group, Inc. "A"*                                                               236
       462     Graham Holdings Co. "B"                                                               325
                                                                                               ---------
                                                                                                     561
                                                                                               ---------
               FOOTWEAR (0.0%)
       600     ASICS Corp.                                                                            12
       900     NIKE, Inc. "B"                                                                         67
     7,500     Yue Yuen Industrial Holdings Ltd.                                                      24
                                                                                               ---------
                                                                                                     103
                                                                                               ---------
               HOME IMPROVEMENT RETAIL (0.5%)
    13,800     Home Depot, Inc.                                                                    1,092
     8,600     Lowe's Companies, Inc.                                                                420
                                                                                               ---------
                                                                                                   1,512
                                                                                               ---------
               HOMEBUILDING (0.2%)
       500     Iida Group Holdings Co. Ltd.                                                            7
    10,339     Persimmon plc                                                                         232
     7,400     PulteGroup, Inc.                                                                      142
    23,000     Sekisui Chemical Co. Ltd.                                                             239
                                                                                               ---------
                                                                                                     620
                                                                                               ---------
               HOTELS, RESORTS & CRUISE LINES (0.3%)
       233     Flight Centre Travel Group Ltd.                                                        11
     7,900     Marriott International, Inc. "A"                                                      443
     3,300     Starwood Hotels & Resorts Worldwide, Inc.                                             263
    44,294     TUI Travel plc                                                                        323
                                                                                               ---------
                                                                                                   1,040
                                                                                               ---------
               HOUSEHOLD APPLIANCES (0.0%)
       700     Whirlpool Corp.                                                                       105
                                                                                               ---------
               INTERNET RETAIL (0.4%)
     1,400     Amazon.com, Inc.*                                                                     471
     1,000     Netflix, Inc.*                                                                        352

================================================================================

                                                   Portfolio of Investments |  2

================================================================================

                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES      SECURITY                                                                            (000)
--------------------------------------------------------------------------------------------------------
       500     Priceline Group, Inc.*                                                          $     596
                                                                                               ---------
                                                                                                   1,419
                                                                                               ---------
               LEISURE PRODUCTS (0.0%)
       700     NAMCO BANDAI Holdings, Inc.                                                            16
                                                                                               ---------
               MOVIES & ENTERTAINMENT (0.4%)
     3,200     Viacom, Inc. "B"                                                                      272
    15,200     Walt Disney Co.                                                                     1,217
                                                                                               ---------
                                                                                                   1,489
                                                                                               ---------
               RESTAURANTS (0.3%)
     3,800     Brinker International, Inc.                                                           199
       400     Chipotle Mexican Grill, Inc.*                                                         227
     3,500     Starbucks Corp.                                                                       257
     2,200     Yum! Brands, Inc.                                                                     166
                                                                                               ---------
                                                                                                     849
                                                                                               ---------
               TIRES & RUBBER (0.1%)
     8,900     Bridgestone Corp.                                                                     316
                                                                                               ---------
               Total Consumer Discretionary                                                       19,388
                                                                                               ---------
               CONSUMER STAPLES (4.3%)
               -----------------------
               AGRICULTURAL PRODUCTS (0.2%)
     7,700     Archer-Daniels-Midland Co.                                                            334
    27,000     Golden Agri-Resources Ltd.                                                             13
   128,000     Wilmar International Ltd.                                                             352
                                                                                               ---------
                                                                                                     699
                                                                                               ---------
               BREWERS (0.2%)
     3,533     Anheuser-Busch InBev N.V.                                                             370
     1,573     Carlsberg A.S. "B"                                                                    157
       442     Heineken Holding N.V.                                                                  29
     4,000     Kirin Holdings Co. Ltd.                                                                55
                                                                                               ---------
                                                                                                     611
                                                                                               ---------
               DISTILLERS & VINTNERS (0.1%)
     4,777     Diageo plc                                                                            148
                                                                                               ---------
               DRUG RETAIL (0.2%)
     6,900     CVS Caremark Corp.                                                                    517
     4,000     Walgreen Co.                                                                          264
                                                                                               ---------
                                                                                                     781
                                                                                               ---------
               FOOD RETAIL (0.3%)
     1,851     Casino Guichard-Perrachon S.A.                                                        220
    57,380     J Sainsbury plc                                                                       303
    10,971     Koninklijke Ahold N.V.                                                                220
     1,700     Kroger Co.                                                                             74
    85,131     Wm Morrison Supermarkets plc                                                          302
       299     Woolworths Ltd.                                                                        10
                                                                                               ---------
                                                                                                   1,129
                                                                                               ---------
               HOUSEHOLD PRODUCTS (0.8%)
     5,000     Colgate-Palmolive Co.                                                                 324
     1,716     Henkel AG & Co. KGaA                                                                  172
     6,100     Kimberly-Clark Corp.                                                                  673
    14,700     Procter & Gamble Co.                                                                1,185
     2,846     Reckitt Benckiser Group plc                                                           232
                                                                                               ---------
                                                                                                   2,586
                                                                                               ---------
               HYPERMARKETS & SUPER CENTERS (0.3%)
     1,400     Aeon Co. Ltd.                                                                          16
     7,998     Carrefour S.A.                                                                        309
     1,600     Costco Wholesale Corp.                                                                179

================================================================================

3  | USAA Global Managed Volatility Fund

================================================================================

                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES      SECURITY                                                                            (000)
--------------------------------------------------------------------------------------------------------
     5,600     Wal-Mart Stores, Inc.                                                           $     428
     3,959     Wesfarmers Ltd.                                                                       151
                                                                                               ---------
                                                                                                   1,083
                                                                                               ---------
               PACKAGED FOODS & MEAT (1.0%)
       136     Barry Callebaut AG                                                                    184
     4,400     Hillshire Brands Co.                                                                  164
     5,066     Kraft Foods Group, Inc.                                                               284
         3     Lindt & Spruengli AG                                                                   15
     9,935     Nestle S.A.                                                                           748
     1,000     Nippon Meat Packers, Inc.                                                              15
    11,512     Suedzucker AG                                                                         328
     2,614     Tate & Lyle plc                                                                        29
     6,800     Tyson Foods, Inc. "A"                                                                 299
     8,159     Unilever N.V.                                                                         335
    13,557     Unilever plc                                                                          579
     5,500     Whitewave Foods Co. "A"*                                                              157
                                                                                               ---------
                                                                                                   3,137
                                                                                               ---------
               PERSONAL PRODUCTS (0.0%)
     1,300     Herbalife Ltd.                                                                         75
                                                                                               ---------
               SOFT DRINKS (0.5%)
    11,200     Coca-Cola Co.                                                                         433
       901     Coca-Cola HBC AG CDI                                                                   22
     7,000     Dr. Pepper Snapple Group, Inc.                                                        381
     2,000     Monster Beverage Corp.*                                                               139
     9,100     PepsiCo, Inc.                                                                         760
                                                                                               ---------
                                                                                                   1,735
                                                                                               ---------
               TOBACCO (0.7%)
    19,500     Altria Group, Inc.                                                                    730
     8,098     British American Tobacco plc                                                          450
    12,200     Japan Tobacco, Inc.                                                                   383
     4,600     Lorillard, Inc.                                                                       249
     5,400     Philip Morris International, Inc.                                                     442
     3,300     Reynolds American, Inc.                                                               176
                                                                                               ---------
                                                                                                   2,430
                                                                                               ---------
               Total Consumer Staples                                                             14,414
                                                                                               ---------
               ENERGY (4.4%)
               -------------
               INTEGRATED OIL & GAS (2.3%)
   125,484     BP plc                                                                              1,004
    11,300     Chevron Corp.                                                                       1,344
     9,441     ENI S.p.A.                                                                            237
    23,800     Exxon Mobil Corp.                                                                   2,325
     5,600     Occidental Petroleum Corp.                                                            533
     7,454     OMV AG                                                                                338
       997     Repsol S.A.                                                                            25
     9,066     Royal Dutch Shell plc "A"                                                             331
    10,787     Royal Dutch Shell plc "B"                                                             421
     4,882     Statoil ASA                                                                           138
    15,063     Total S.A.                                                                            988
                                                                                               ---------
                                                                                                   7,684
                                                                                               ---------
               OIL & GAS DRILLING (0.3%)
     4,900     Helmerich & Payne, Inc.                                                               527
     2,800     Patterson-UTI Energy, Inc.                                                             89
     1,702     Transocean Ltd.                                                                        70
     4,200     Unit Corp.*                                                                           275
                                                                                               ---------
                                                                                                     961
                                                                                               ---------
               OIL & GAS EQUIPMENT & SERVICES (0.4%)
     2,300     Baker Hughes, Inc.                                                                    150

================================================================================

                                                   Portfolio of Investments |  4

================================================================================

                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES      SECURITY                                                                            (000)
--------------------------------------------------------------------------------------------------------
     3,900     Halliburton Co.                                                                 $     230
     9,000     Schlumberger Ltd.                                                                     877
                                                                                               ---------
                                                                                                   1,257
                                                                                               ---------
               OIL & GAS EXPLORATION & PRODUCTION (0.7%)
    10,600     ConocoPhillips                                                                        746
     3,500     EOG Resources, Inc.                                                                   687
     3,800     EQT Corp.                                                                             368
     6,000     Southwestern Energy Co.*                                                              276
     2,523     Woodside Petroleum Ltd.                                                                91
                                                                                               ---------
                                                                                                   2,168
                                                                                               ---------
               OIL & GAS REFINING & MARKETING (0.7%)
       199     Delek Group Ltd.                                                                       79
       400     Idemitsu Kosan Co. Ltd.                                                                 8
     6,100     Marathon Petroleum Corp.                                                              531
    12,388     Neste Oil Oyj                                                                         253
     7,800     Phillips 66                                                                           601
    14,700     Showa Shell Sekiyu K.K.                                                               131
    14,700     Valero Energy Corp.                                                                   781
                                                                                               ---------
                                                                                                   2,384
                                                                                               ---------
               Total Energy                                                                       14,454
                                                                                               ---------
               FINANCIALS (11.3%)
               ------------------
               ASSET MANAGEMENT & CUSTODY BANKS (0.5%)
     4,319     Aberdeen Asset Management plc                                                          28
     1,100     Ameriprise Financial, Inc.                                                            121
     1,100     BlackRock, Inc.                                                                       346
     3,300     Legg Mason, Inc.                                                                      162
       450     Schroders plc                                                                          20
     4,800     SEI Investments Co.                                                                   161
     2,700     T. Rowe Price Group, Inc.                                                             223
     7,000     Waddell & Reed Financial, Inc. "A"                                                    515
                                                                                               ---------
                                                                                                   1,576
                                                                                               ---------
               CONSUMER FINANCE (0.2%)
     7,400     American Express Co.(a)                                                               666
     2,800     Discover Financial Services                                                           163
                                                                                               ---------
                                                                                                     829
                                                                                               ---------
               DIVERSIFIED BANKS (2.8%)
    23,736     Australia and New Zealand Banking Group Ltd.                                          728
     2,044     Banco Bilbao Vizcaya Argentaria S.A.                                                   24
    27,118     Banco Santander S.A.                                                                  259
     4,597     Bank Hapoalim B.M.                                                                     26
    50,000     Bank of East Asia Ltd.                                                                195
       455     BNP Paribas S.A.                                                                       35
    14,000     BOC Hong Kong Holdings Ltd.                                                            40
     7,200     Comerica, Inc.                                                                        373
    11,428     Commonwealth Bank of Australia                                                        821
    21,274     DnB NOR ASA                                                                           370
     3,400     Hang Seng Bank Ltd.                                                                    54
   115,571     HSBC Holdings plc                                                                   1,170
   107,900     Mitsubishi UFJ Financial Group, Inc.                                                  593
     7,151     Mizrahi Tefahot Bank Ltd.                                                              98
   237,200     Mizuho Financial Group, Inc.                                                          469
       927     National Australia Bank Ltd.                                                           30
     3,528     Natixis                                                                                26
     9,000     Oversea-Chinese Banking Corp. Ltd.(b)                                                  68
    29,427     Skandinaviska Enskilda Banken "A"                                                     404
     3,232     Societe Generale                                                                      199
    12,400     Sumitomo Mitsui Financial Group, Inc.                                                 530
    15,000     Sumitomo Mitsui Trust Holdings, Inc.                                                   68
    15,183     Swedbank AB "A"                                                                       407

================================================================================

5  | USAA Global Managed Volatility Fund

================================================================================

                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES      SECURITY                                                                            (000)
--------------------------------------------------------------------------------------------------------
    27,400     Wells Fargo & Co.                                                               $   1,363
    24,778     Westpac Banking Corp.                                                                 794
                                                                                               ---------
                                                                                                   9,144
                                                                                               ---------
               DIVERSIFIED CAPITAL MARKETS (0.1%)
     5,400     Investec plc                                                                           44
     7,426     UBS AG                                                                                153
                                                                                               ---------
                                                                                                     197
                                                                                               ---------
               DIVERSIFIED REAL ESTATE ACTIVITIES (0.0%)
     2,000     Daiwa House Industry Co. Ltd.                                                          34
     2,500     Swire Pacific Ltd. "A"                                                                 29
     7,000     Wharf Holdings Ltd.                                                                    45
     4,000     Wheelock & Co. Ltd.                                                                    15
                                                                                               ---------
                                                                                                     123
                                                                                               ---------
               INVESTMENT BANKING & BROKERAGE (0.8%)
    16,900     Charles Schwab Corp.                                                                  462
    40,000     Daiwa Securities Group, Inc.                                                          348
    20,100     E*Trade Financial Corp.*                                                              463
     3,700     Goldman Sachs Group, Inc.                                                             606
     5,500     Lazard Ltd. "A"                                                                       259
     1,290     Macquarie Group Ltd.                                                                   69
    10,000     TD Ameritrade Holding Corp.                                                           340
                                                                                               ---------
                                                                                                   2,547
                                                                                               ---------
               LIFE & HEALTH INSURANCE (0.7%)
    42,642     AEGON N.V.                                                                            391
   110,756     Legal & General Group plc                                                             378
    16,300     MetLife, Inc.                                                                         861
     3,100     Prudential Financial, Inc.                                                            262
    13,610     Prudential plc                                                                        288
     5,100     StanCorp Financial Group, Inc.                                                        341
                                                                                               ---------
                                                                                                   2,521
                                                                                               ---------
               MULTI-LINE INSURANCE (0.6%)
     7,298     Ageas                                                                                 325
     2,133     Allianz SE                                                                            360
     4,000     American Financial Group, Inc.                                                        231
     6,600     Assurant, Inc.                                                                        429
     3,503     Gjensidige Forsikring ASA                                                              71
     4,800     Kemper Corp.                                                                          188
     5,028     Sampo Oyj "A"                                                                         261
                                                                                               ---------
                                                                                                   1,865
                                                                                               ---------
               MULTI-SECTOR HOLDINGS (0.8%)
    13,700     Berkshire Hathaway, Inc. "B"*                                                       1,712
       133     Eurazeo S.A.                                                                           12
     2,120     Exor S.p.A.                                                                            95
    16,385     Industrivarden AB "C"                                                                 318
    11,297     Investor AB "B"                                                                       409
       985     Kinnevik Investment AB "B"                                                             36
                                                                                               ---------
                                                                                                   2,582
                                                                                               ---------
               OTHER DIVERSIFIED FINANCIAL SERVICES (0.9%)
    57,000     Bank of America Corp.                                                                 980
     7,510     Citigroup, Inc.                                                                       358
    24,000     JPMorgan Chase & Co.                                                                1,457
     6,000     ORIX Corp.*                                                                            84
                                                                                               ---------
                                                                                                   2,879
                                                                                               ---------
               PROPERTY & CASUALTY INSURANCE (0.6%)
     3,600     ACE Ltd.                                                                              357
     3,000     Allied World Assurance Co.                                                            310
     4,600     Arch Capital Group Ltd.*                                                              265

================================================================================

                                                   Portfolio of Investments |  6

================================================================================

                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES      SECURITY                                                                            (000)
--------------------------------------------------------------------------------------------------------
     5,400     Aspen Insurance Holdings Ltd.                                                   $     214
     1,900     CNA Financial Corp.                                                                    81
     4,700     Hanover Insurance Group, Inc.                                                         289
     9,927     Insurance Australia Group Ltd.                                                         51
    12,900     NKSJ Holdings, Inc.                                                                   331
       107     Tryg A/S                                                                               11
                                                                                               ---------
                                                                                                   1,909
                                                                                               ---------
               REAL ESTATE DEVELOPMENT (0.0%)
     6,000     Cheung Kong Holdings Ltd.                                                              99
    14,000     Sino Land Co.                                                                          21
                                                                                               ---------
                                                                                                     120
                                                                                               ---------
               REAL ESTATE OPERATING COMPANIES (0.1%)
     1,100     Hulic Co. Ltd.                                                                         15
    39,000     Hysan Development Co. Ltd.                                                            169
       500     Swiss Prime Site AG                                                                    43
                                                                                               ---------
                                                                                                     227
                                                                                               ---------
               REAL ESTATE SERVICES (0.1%)
     6,000     CBRE Group, Inc. "A"*                                                                 165
     2,300     Jones Lang LaSalle, Inc.                                                              272
                                                                                               ---------
                                                                                                     437
                                                                                               ---------
               REGIONAL BANKS (1.2%)
    18,700     Associated Banc Corp.                                                                 338
     1,430     Bank of Queensland Ltd.                                                                17
     5,000     Bank of Yokohama Ltd.                                                                  25
     1,904     Bendigo Bank Ltd.                                                                      20
     1,000     Chiba Bank Ltd.                                                                         6
    14,400     Fifth Third Bancorp                                                                   330
     2,400     First Citizens BancShares, Inc. "A"                                                   578
     3,000     Fukuoka Financial Group, Inc.                                                          12
    18,500     KeyCorp                                                                               263
     7,400     PNC Financial Services Group, Inc.                                                    644
     9,600     Popular, Inc.*                                                                        298
     8,100     Resona Holdings, Inc.                                                                  39
    11,200     SunTrust Banks, Inc.                                                                  446
     4,700     SVB Financial Group*                                                                  605
     7,700     Zions Bancorp                                                                         239
                                                                                               ---------
                                                                                                   3,860
                                                                                               ---------
               REINSURANCE (0.6%)
     1,400     Alleghany Corp.*                                                                      570
     1,900     Endurance Specialty Holdings Ltd.                                                     102
     3,935     Hannover Rueck SE                                                                     352
       804     Muenchener Rueckversicherungs-Gesellschaft AG                                         176
     4,100     PartnerRe Ltd.                                                                        424
     4,733     Swiss Re AG                                                                           439
                                                                                               ---------
                                                                                                   2,063
                                                                                               ---------
               REITs - DIVERSIFIED (0.1%)
    37,000     BGP Holdings plc, acquired 8/06/2009; cost: $0*(b),(c)                                 --
    10,194     British Land Co. plc                                                                  111
    39,564     Dexus Property Group                                                                   39
    35,705     GPT Group                                                                             121
     2,176     Land Securities Group plc                                                              37
                                                                                               ---------
                                                                                                     308
                                                                                               ---------
               REITs - MORTGAGE (0.1%)
    46,300     Annaly Capital Management, Inc.                                                       508
                                                                                               ---------
               REITs - OFFICE (0.1%)
   224,000     CapitaCommercial Trust                                                                265
                                                                                               ---------

================================================================================

7  | USAA Global Managed Volatility Fund

================================================================================

                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES      SECURITY                                                                            (000)
--------------------------------------------------------------------------------------------------------
               REITs - RETAIL (0.5%)
     9,000     CapitaMall Trust                                                                $      14
     3,200     Federal Realty Investment Trust                                                       367
   104,970     Federation Centres                                                                    230
     2,390     Hammerson plc                                                                          22
    69,000     Link REIT                                                                             340
    15,100     Retail Properties of America "A"                                                      204
     1,300     Simon Property Group, Inc.                                                            213
     1,086     Unibail-Rodamco                                                                       282
                                                                                               ---------
                                                                                                   1,672
                                                                                               ---------
               REITs - SPECIALIZED (0.2%)
     6,500     Corrections Corp. of America                                                          204
     3,100     Crown Castle International Corp.                                                      229
     2,200     Hospitality Properties Trust                                                           63
     1,700     Public Storage                                                                        286
                                                                                               ---------
                                                                                                     782
                                                                                               ---------
               SPECIALIZED FINANCE (0.3%)
     4,900     CBOE Holdings, Inc.                                                                   277
     1,600     CME Group, Inc.                                                                       119
       800     IntercontinentalExchange Group, Inc.                                                  158
     1,100     Japan Exchange Group, Inc.                                                             27
     1,700     Moody's Corp.                                                                         135
     5,300     NASDAQ OMX Group, Inc.                                                                196
                                                                                               ---------
                                                                                                     912
                                                                                               ---------
               Total Financials                                                                   37,326
                                                                                               ---------
               HEALTH CARE (6.8%)
               ------------------
               BIOTECHNOLOGY (0.9%)
     1,200     Alexion Pharmaceuticals, Inc.*                                                        183
     4,900     Amgen, Inc.                                                                           604
     1,500     Biogen Idec, Inc.*                                                                    459
     3,900     Celgene Corp.*                                                                        544
    13,700     Gilead Sciences, Inc.*                                                                971
     2,400     United Therapeutics Corp.*                                                            226
                                                                                               ---------
                                                                                                   2,987
                                                                                               ---------
               HEALTH CARE DISTRIBUTORS (0.4%)
       200     Alfresa Holdings Corp.                                                                 13
     8,000     Cardinal Health, Inc.                                                                 560
     1,200     Henry Schein, Inc.*                                                                   143
     1,500     McKesson Corp.                                                                        265
    17,700     Medipal Holdings Corp.                                                                270
                                                                                               ---------
                                                                                                   1,251
                                                                                               ---------
               HEALTH CARE EQUIPMENT (0.7%)
     2,700     Becton, Dickinson & Co.                                                               316
    28,100     Boston Scientific Corp.*                                                              380
     2,000     C.R. Bard, Inc.                                                                       296
     3,900     Covidien plc                                                                          287
     7,100     Medtronic, Inc.                                                                       437
    10,671     Smith & Nephew plc                                                                    162
     2,200     St. Jude Medical, Inc.                                                                144
     4,100     Stryker Corp.                                                                         334
     1,600     Zimmer Holdings, Inc.                                                                 151
                                                                                               ---------
                                                                                                   2,507
                                                                                               ---------
               HEALTH CARE SERVICES (0.2%)
     2,500     Express Scripts Holdings Co.*                                                         188
     1,552     Fresenius SE & Co. KGaA                                                               243
     1,800     Mednax, Inc.*                                                                         112

================================================================================

                                                   Portfolio of Investments |  8

================================================================================

                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES      SECURITY                                                                            (000)
--------------------------------------------------------------------------------------------------------
       906     Sonic Healthcare Ltd.                                                           $      14
                                                                                               ---------
                                                                                                     557
                                                                                               ---------
               HEALTH CARE SUPPLIES (0.1%)
     4,455     Coloplast A/S "B"                                                                     360
                                                                                               ---------
               LIFE SCIENCES TOOLS & SERVICES (0.6%)
     3,500     Charles River Laboratories International, Inc.*                                       211
     3,400     Covance, Inc.*                                                                        353
       700     Illumina, Inc.*                                                                       104
     1,300     Mettler Toledo International, Inc.*                                                   307
     8,600     Thermo Fisher Scientific, Inc.                                                      1,034
                                                                                               ---------
                                                                                                   2,009
                                                                                               ---------
               MANAGED HEALTH CARE (0.4%)
     7,400     Aetna, Inc.                                                                           555
     3,100     Health Net, Inc.*                                                                     105
     3,600     UnitedHealth Group, Inc.                                                              295
     2,900     WellPoint, Inc.                                                                       289
                                                                                               ---------
                                                                                                   1,244
                                                                                               ---------
               PHARMACEUTICALS (3.5%)
     9,400     AbbVie, Inc.                                                                          483
     4,100     Allergan, Inc.                                                                        509
     1,273     AstraZeneca plc                                                                        82
     3,646     Bayer AG                                                                              493
     6,300     Bristol-Myers Squibb Co.                                                              327
       800     Daiichi Sankyo Co. Ltd.                                                                14
     5,700     Eli Lilly and Co.                                                                     336
       500     Forest Laboratories, Inc.*                                                             46
    28,808     GlaxoSmithKline plc                                                                   764
    23,000     Johnson & Johnson                                                                   2,259
    18,900     Merck & Co., Inc.                                                                   1,073
       256     Merck KGaA                                                                             43
    13,762     Novartis AG                                                                         1,168
       540     Novo Nordisk A/S "B"                                                                   25
     4,185     Orion Oyj "B"                                                                         126
    11,100     Otsuka Holdings Co. Ltd.                                                              332
    49,700     Pfizer, Inc.                                                                        1,596
     3,394     Roche Holding AG                                                                    1,018
     2,908     Sanofi                                                                                303
     2,468     Shire plc                                                                             121
     9,039     Teva Pharmaceutical Industries Ltd.                                                   467
                                                                                               ---------
                                                                                                  11,585
                                                                                               ---------
               Total Health Care                                                                  22,500
                                                                                               ---------
               INDUSTRIALS (6.5%)
               ------------------
               AEROSPACE & DEFENSE (2.4%)
     4,600     Alliant Techsystems, Inc.                                                             654
     4,200     Boeing Co.                                                                            527
     5,200     General Dynamics Corp.                                                                566
     6,500     Honeywell International, Inc.                                                         603
     8,500     Huntington Ingalls Industries, Inc.                                                   869
     4,600     L-3 Communications Holdings, Inc.                                                     544
     5,400     Lockheed Martin Corp.                                                                 882
     6,800     Northrop Grumman Corp.                                                                839
    10,400     Raytheon Co.                                                                        1,027
     5,320     Safran S.A.                                                                           369
     4,908     Thales S.A.                                                                           325
     6,000     United Technologies Corp.                                                             701
                                                                                               ---------
                                                                                                   7,906
                                                                                               ---------
               AIR FREIGHT & LOGISTICS (0.2%)
     4,124     Deutsche Post AG                                                                      153

================================================================================

9  | USAA Global Managed Volatility Fund

================================================================================

                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES      SECURITY                                                                            (000)
--------------------------------------------------------------------------------------------------------
     1,904     TNT Express N.V.                                                                $      19
     4,100     United Parcel Service, Inc. "B"                                                       399
                                                                                               ---------
                                                                                                     571
                                                                                               ---------
               AIRLINES (0.3%)
     5,600     Delta Air Lines, Inc.                                                                 194
    13,447     easyJet plc                                                                           384
     4,097     International Consolidated Airlines Group S.A.*                                        29
    20,500     Southwest Airlines Co.                                                                484
                                                                                               ---------
                                                                                                   1,091
                                                                                               ---------
               AIRPORT SERVICES (0.0%)
     4,044     Auckland International Airport Ltd.                                                    13
                                                                                               ---------
               BUILDING PRODUCTS (0.3%)
     3,100     A.O. Smith Corp.                                                                      143
     1,100     Daikin Industries Ltd.                                                                 62
     1,088     Geberit AG                                                                            356
     1,200     LIXIL Group Corp.                                                                      33
    21,000     Toto Ltd.                                                                             291
                                                                                               ---------
                                                                                                     885
                                                                                               ---------
               COMMERCIAL PRINTING (0.1%)
     2,000     Dai Nippon Printing Co. Ltd.                                                           19
     6,800     R.R. Donnelley & Sons Co.                                                             122
     3,000     Toppan Printing Co. Ltd.                                                               21
                                                                                               ---------
                                                                                                     162
                                                                                               ---------
               CONSTRUCTION & ENGINEERING (0.4%)
     7,052     ACS Actividades de Construccion y Servicios S.A.                                      277
    17,132     Leighton Holdings Ltd.                                                                335
     7,900     Quanta Services, Inc.*                                                                292
     6,777     Vinci S.A.                                                                            503
                                                                                               ---------
                                                                                                   1,407
                                                                                               ---------
               CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.4%)
     5,200     Caterpillar, Inc.                                                                     517
    22,000     Hino Motors Ltd.                                                                      326
     3,700     Komatsu Ltd.                                                                           77
     1,900     PACCAR, Inc.                                                                          128
     3,100     Trinity Industries, Inc.                                                              223
     8,000     Yangzijiang Shipbuilding Holdings Ltd.                                                  7
                                                                                               ---------
                                                                                                   1,278
                                                                                               ---------
               DIVERSIFIED SUPPORT SERVICES (0.0%)
     2,175     Babcock International Group plc                                                        49
                                                                                               ---------
               ELECTRICAL COMPONENTS & EQUIPMENT (0.1%)
     2,000     Fuji Electric Co. Ltd.                                                                  9
       600     Nidec Corp.                                                                            37
     1,871     Osram Licht AG*                                                                       121
     2,200     Rockwell Automation, Inc.                                                             274
                                                                                               ---------
                                                                                                     441
                                                                                               ---------
               HEAVY ELECTRICAL EQUIPMENT (0.0%)
     6,000     Mitsubishi Electric Corp.                                                              68
                                                                                               ---------
               HIGHWAYS & RAILTRACKS (0.1%)
    14,116     Abertis Infraestructuras S.A.                                                         323
     5,181     Atlantia S.p.A.                                                                       133
     2,445     Groupe Eurotunnel S.A.                                                                 31
                                                                                               ---------
                                                                                                     487
                                                                                               ---------
               HUMAN RESOURCE & EMPLOYMENT SERVICES (0.2%)
     5,428     Capita plc                                                                             99
     6,200     Manpowergroup, Inc.                                                                   489

================================================================================

                                                  Portfolio of Investments |  10

================================================================================

                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES      SECURITY                                                                            (000)
--------------------------------------------------------------------------------------------------------
     2,890     Seek Ltd.                                                                       $      47
                                                                                               ---------
                                                                                                     635
                                                                                               ---------
               INDUSTRIAL CONGLOMERATES (0.7%)
     3,900     3M Co.                                                                                529
    48,800     General Electric Co.                                                                1,264
    33,000     Hutchison Whampoa Ltd.                                                                437
     6,000     NWS Holdings Ltd.                                                                      10
       922     Siemens AG                                                                            124
                                                                                               ---------
                                                                                                   2,364
                                                                                               ---------
               INDUSTRIAL MACHINERY (0.4%)
    11,955     Alfa Laval AB                                                                         324
     1,834     Atlas Copco AB "B"                                                                     50
     5,400     IDEX Corp.                                                                            394
     5,000     IHI Corp.                                                                              21
       800     Illinois Tool Works, Inc.                                                              65
    12,000     Mitsubishi Heavy Industries Ltd.                                                       69
     2,000     NSK Ltd.                                                                               21
       200     SMC Corp.                                                                              53
     2,000     Snap-On, Inc.                                                                         227
     2,400     Xylem, Inc.                                                                            87
                                                                                               ---------
                                                                                                   1,311
                                                                                               ---------
               MARINE (0.1%)
         2     A.P. Moller-Maersk A/S "A"                                                             23
        32     A.P. Moller-Maersk A/S "B"                                                            384
     7,000     Nippon Yusen Kabushiki Kaisha                                                          20
                                                                                               ---------
                                                                                                     427
                                                                                               ---------
               OFFICE SERVICES & SUPPLIES (0.1%)
    11,900     Pitney Bowes, Inc.                                                                    309
                                                                                               ---------
               RAILROADS (0.3%)
     5,200     Union Pacific Corp.                                                                   976
                                                                                               ---------
               RESEARCH & CONSULTING SERVICES (0.0%)
       973     Bureau Veritas S.A.                                                                    30
                                                                                               ---------
               TRADING COMPANIES & DISTRIBUTORS (0.4%)
     7,000     ITOCHU Corp.                                                                           82
    47,000     Marubeni Corp.                                                                        316
    17,500     Mitsubishi Corp.                                                                      325
     8,000     Mitsui & Co. Ltd.                                                                     113
     5,400     Sojitz Corp.                                                                            9
     5,200     Sumitomo Corp.                                                                         66
     9,143     Travis Perkins plc                                                                    287
                                                                                               ---------
                                                                                                   1,198
                                                                                               ---------
               Total Industrials                                                                  21,608
                                                                                               ---------
               INFORMATION TECHNOLOGY (8.2%)
               -----------------------------
               APPLICATION SOFTWARE (0.2%)
     3,200     Adobe Systems, Inc.*                                                                  210
     2,300     Intuit, Inc.                                                                          179
       185     SAP AG                                                                                 15
     2,300     Solera Holdings, Inc.                                                                 146
                                                                                               ---------
                                                                                                     550
                                                                                               ---------
               COMMUNICATIONS EQUIPMENT (0.6%)
    19,300     Brocade Communications Systems, Inc.*                                                 205
    28,200     Cisco Systems, Inc.                                                                   632
     2,900     Harris Corp.                                                                          212
    12,700     QUALCOMM, Inc.                                                                      1,001
                                                                                               ---------
                                                                                                   2,050
                                                                                               ---------

================================================================================

11  | USAA Global Managed Volatility Fund

================================================================================

                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES      SECURITY                                                                            (000)
--------------------------------------------------------------------------------------------------------
               COMPUTER HARDWARE (1.2%)
     5,500     Apple, Inc.                                                                     $   2,952
    26,200     Hewlett-Packard Co.                                                                   848
                                                                                               ---------
                                                                                                   3,800
                                                                                               ---------
               COMPUTER STORAGE & PERIPHERALS (0.6%)
    15,200     Lexmark International, Inc. "A"                                                       703
     1,700     SanDisk Corp.                                                                         138
    10,000     Seiko Epson Corp.                                                                     311
     8,100     Western Digital Corp.                                                                 744
                                                                                               ---------
                                                                                                   1,896
                                                                                               ---------
               DATA PROCESSING & OUTSOURCED SERVICES (1.1%)
       800     Alliance Data Systems Corp.*                                                          218
     8,988     Amadeus IT Holding S.A. "A"                                                           373
     8,300     Broadridge Financial Solutions, Inc.                                                  308
     9,200     Computer Sciences Corp.                                                               560
     1,800     Computershare Ltd.                                                                     20
     2,400     DST Systems, Inc.                                                                     227
     1,300     FleetCor Technologies, Inc.*                                                          150
     6,700     Jack Henry & Associates, Inc.                                                         374
     8,300     MasterCard, Inc. "A"                                                                  620
     3,500     Visa, Inc. "A"                                                                        756
                                                                                               ---------
                                                                                                   3,606
                                                                                               ---------
               ELECTRONIC COMPONENTS (0.1%)
       100     Hirose Electric Co. Ltd.                                                               14
     1,900     HOYA Corp.                                                                             59
     3,500     Murata Manufacturing Co. Ltd.                                                         330
     1,000     Omron Corp.                                                                            41
       600     TDK Corp.                                                                              25
                                                                                               ---------
                                                                                                     469
                                                                                               ---------
               ELECTRONIC EQUIPMENT & INSTRUMENTS (0.2%)
       900     Citizen Holdings Co. Ltd.                                                               7
    12,700     FUJIFILM Holdings Corp.                                                               341
    40,000     Hitachi Ltd.                                                                          295
       300     Keyence Corp.                                                                         124
                                                                                               ---------
                                                                                                     767
                                                                                               ---------
               HOME ENTERTAINMENT SOFTWARE (0.1%)
     8,800     Activision Blizzard, Inc.                                                             180
     7,000     Electronic Arts, Inc.*                                                                203
                                                                                               ---------
                                                                                                     383
                                                                                               ---------
               INTERNET SOFTWARE & SERVICES (1.0%)
     4,700     Akamai Technologies, Inc.*                                                            273
     4,600     eBay, Inc.*                                                                           254
    11,000     Facebook, Inc. "A"*                                                                   663
     2,000     Google, Inc. "A"*                                                                   2,229
                                                                                               ---------
                                                                                                   3,419
                                                                                               ---------
               IT CONSULTING & OTHER SERVICES (0.9%)
     6,900     Accenture plc "A"                                                                     550
    12,300     Amdocs Ltd.                                                                           571
     5,800     Booz Allen Hamilton Holding                                                           128
     3,659     Cap Gemini                                                                            277
     4,400     Cognizant Technology Solutions Corp. "A"*                                             223
     4,000     Fujitsu Ltd.                                                                           24
     5,300     International Business Machines Corp.                                               1,020
                                                                                               ---------
                                                                                                   2,793
                                                                                               ---------
               OFFICE ELECTRONICS (0.1%)
     5,000     Zebra Technologies Corp. "A"*                                                         347
                                                                                               ---------

================================================================================

                                                  Portfolio of Investments |  12

================================================================================

                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES      SECURITY                                                                            (000)
--------------------------------------------------------------------------------------------------------
               SEMICONDUCTOR EQUIPMENT (0.1%)
     3,800     Lam Research Corp.*                                                             $     209
                                                                                               ---------
               SEMICONDUCTORS (0.9%)
     5,100     Analog Devices, Inc.                                                                  271
     2,200     First Solar, Inc.*                                                                    154
     8,834     Infineon Technologies AG                                                              105
    31,000     Intel Corp.                                                                           800
     7,800     Linear Technology Corp.                                                               380
     2,200     Microchip Technology, Inc.                                                            105
    16,500     Micron Technology, Inc.*                                                              390
    12,800     NVIDIA Corp.                                                                          229
    25,600     ON Semiconductor Corp.*                                                               241
     1,400     ROHM Co.                                                                               63
     8,500     Skyworks Solutions, Inc.*                                                             319
                                                                                               ---------
                                                                                                   3,057
                                                                                               ---------
               SYSTEMS SOFTWARE (1.0%)
    54,300     Microsoft Corp.                                                                     2,226
    21,800     Oracle Corp.                                                                          892
     4,200     Red Hat, Inc.*                                                                        222
                                                                                               ---------
                                                                                                   3,340
                                                                                               ---------
               TECHNOLOGY DISTRIBUTORS (0.1%)
     2,400     Arrow Electronics, Inc.*                                                              143
    10,700     Ingram Micro, Inc. "A"*                                                               316
                                                                                               ---------
                                                                                                     459
                                                                                               ---------
               TECHNOLOGY HARDWARE, STORAGE, & PERIPHERALS (0.0%)
     5,400     Brother Industries Ltd.                                                                75
     2,000     Konica Minolta, Inc.                                                                   19
     2,600     Ricoh Co. Ltd.                                                                         30
                                                                                               ---------
                                                                                                     124
                                                                                               ---------
               Total Information Technology                                                       27,269
                                                                                               ---------
               MATERIALS (2.9%)
               ----------------
               COMMODITY CHEMICALS (0.2%)
     5,000     Asahi Kasei Corp.                                                                      34
     1,000     Kaneka Corp.                                                                            6
       400     Kuraray Co. Ltd.                                                                        4
     2,100     LyondellBasell Industries N.V. "A"                                                    187
     4,914     Orica Ltd.                                                                            100
     4,400     Westlake Chemical Corp.                                                               291
                                                                                               ---------
                                                                                                     622
                                                                                               ---------
               CONSTRUCTION MATERIALS (0.0%)
       856     Imerys S.A.                                                                            76
                                                                                               ---------
               DIVERSIFIED CHEMICALS (0.4%)
     4,050     BASF SE                                                                               450
    10,500     Dow Chemical Co.                                                                      510
     4,900     E.I. du Pont de Nemours & Co.                                                         329
                                                                                               ---------
                                                                                                   1,289
                                                                                               ---------
               DIVERSIFIED METALS & MINING (0.6%)
     5,977     Anglo American plc                                                                    152
     1,691     Antofagasta plc                                                                        24
    13,754     BHP Billiton Ltd.                                                                     465
    19,924     BHP Billiton plc                                                                      613
     2,400     Compass Minerals International, Inc.                                                  198
     5,000     Mitsubishi Materials Corp.                                                             14
     4,407     Rio Tinto plc                                                                         245
    25,000     Sumitomo Metal Mining Co. Ltd.                                                        314
                                                                                               ---------
                                                                                                   2,025
                                                                                               ---------

================================================================================

13  | USAA Global Managed Volatility Fund

================================================================================

                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES      SECURITY                                                                            (000)
--------------------------------------------------------------------------------------------------------
               FERTILIZERS & AGRICULTURAL CHEMICALS (0.4%)
    10,325     K+S AG                                                                          $     339
     1,800     Monsanto Co.                                                                          205
     5,000     Scotts Miracle-Gro Co. "A"                                                            306
     7,907     Yara International ASA                                                                350
                                                                                               ---------
                                                                                                   1,200
                                                                                               ---------
               INDUSTRIAL GASES (0.0%)
     1,000     Air Water, Inc.                                                                        14
                                                                                               ---------
               METAL & GLASS CONTAINERS (0.0%)
     1,100     Ball Corp.                                                                             60
                                                                                               ---------
               PAPER PACKAGING (0.3%)
     5,800     Avery Dennison Corp.                                                                  294
     8,400     Packaging Corp. of America                                                            591
     3,100     Sealed Air Corp.                                                                      102
                                                                                               ---------
                                                                                                     987
                                                                                               ---------
               PAPER PRODUCTS (0.1%)
     2,300     Domtar Corp.                                                                          258
     3,000     Oji Holdings Corp.                                                                     13
     2,471     Stora Enso Oyj "R"                                                                     27
     2,380     UPM-Kymmene Oyj                                                                        41
                                                                                               ---------
                                                                                                     339
                                                                                               ---------
               SPECIALTY CHEMICALS (0.6%)
    22,000     Daicel Corp.                                                                          180
       754     EMS-Chemie Holding AG                                                                 285
     4,300     International Flavors & Fragrances, Inc.                                              411
       900     Newmarket Corp.                                                                       352
     1,000     Nippon Paint Co. Ltd.                                                                  15
     3,100     PPG Industries, Inc.                                                                  600
     2,700     Sigma-Aldrich Corp.                                                                   252
                                                                                               ---------
                                                                                                   2,095
                                                                                               ---------
               STEEL (0.3%)
    70,130     Fortescue Metals Group Ltd.                                                           341
     2,200     JFE Holdings, Inc.                                                                     41
    10,000     Kobe Steel Ltd.                                                                        13
       200     Maruichi Steel Tube Ltd.                                                                5
    35,000     Nippon Steel & Sumitomo Metal Corp.                                                    96
     6,340     Voestalpine AG                                                                        279
                                                                                               ---------
                                                                                                     775
                                                                                               ---------
               Total Materials                                                                     9,482
                                                                                               ---------
               TELECOMMUNICATION SERVICES (1.7%)
               ---------------------------------
               ALTERNATIVE CARRIERS (0.1%)
     7,800     Level 3 Communications, Inc.*                                                         305
                                                                                               ---------
               INTEGRATED TELECOMMUNICATION SERVICES (1.4%)
    34,800     AT&T, Inc.                                                                          1,221
    74,938     BT Group plc                                                                          474
    29,834     Deutsche Telekom AG                                                                   482
       551     Elisa Oyj*                                                                             16
     7,300     Nippon Telegraph & Telephone Corp.                                                    397
     1,657     Orange                                                                                 25
     2,924     Portugal Telecom SGPS S.A.                                                             12
       326     Swisscom AG                                                                           200
   318,463     Telecom Italia S.p.A.                                                                 298
     4,317     Verizon Communications, Inc.                                                          206
    25,900     Verizon Communications, Inc.                                                        1,232
                                                                                               ---------
                                                                                                   4,563
                                                                                               ---------

================================================================================

                                                  Portfolio of Investments |  14

================================================================================

                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES      SECURITY                                                                            (000)
--------------------------------------------------------------------------------------------------------
               WIRELESS TELECOMMUNICATION SERVICES (0.2%)
     7,800     KDDI Corp.                                                                      $     452
       302     Millicom International Cellular S.A. Swedish Depository Receipts                       31
       100     SoftBank Corp.                                                                          7
    89,545     Vodafone Group plc                                                                    329
                                                                                               ---------
                                                                                                     819
                                                                                               ---------
               Total Telecommunication Services                                                    5,687
                                                                                               ---------
               UTILITIES (1.9%)
               ----------------
               ELECTRIC UTILITIES (1.0%)
     4,600     American Electric Power Co., Inc.                                                     233
    14,000     Cheung Kong Infrastructure Holdings Ltd.                                               89
     2,900     Chubu Electric Power Co., Inc.*                                                        34
     1,200     Chugoku Electric Power Co., Inc.                                                       17
     5,700     Duke Energy Corp.                                                                     406
     2,507     EDF S.A.                                                                               99
    11,700     Edison International                                                                  662
    39,858     EDP-Energias de Portugal S.A.                                                         185
     3,300     Entergy Corp.                                                                         221
     1,928     Fortum Oyj                                                                             44
     5,800     Great Plains Energy, Inc.                                                             157
       600     Hokkaido Electric Power Co., Inc.*                                                      5
       700     Hokuriku Electric Power Co.                                                             9
     3,200     Kansai Electric Power Co., Inc.*                                                       33
     1,900     Kyushu Electric Power Co., Inc.*                                                       23
     1,400     NextEra Energy, Inc.                                                                  134
     3,100     Pinnacle West Capital Corp.                                                           169
     8,700     PPL Corp.                                                                             288
     1,238     Red Electrica Corporacion S.A.                                                        101
       700     Shikoku Electric Power Co.*                                                            10
     7,932     SSE plc                                                                               194
     2,200     Tohoku Electric Power Co., Inc.                                                        23
     6,600     Tokyo Electric Power Co., Inc.*                                                        27
     4,700     Weststar Energy, Inc.                                                                 165
                                                                                               ---------
                                                                                                   3,328
                                                                                               ---------
               GAS UTILITIES (0.2%)
     7,300     AGL Resources, Inc.                                                                   357
     1,598     Gas Natural SDG S.A.                                                                   45
    13,845     Snam S.p.A.                                                                            81
                                                                                               ---------
                                                                                                     483
                                                                                               ---------
               INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.0%)
       500     Electric Power Development Co. Ltd.                                                    14
                                                                                               ---------
               MULTI-UTILITIES (0.7%)
    10,300     Ameren Corp.                                                                          424
    17,948     Centrica plc                                                                           99
    24,392     E.ON SE                                                                               477
    18,411     GDF Suez                                                                              504
    14,883     National Grid plc                                                                     204
    10,900     Public Service Enterprise Group, Inc.                                                 416
     7,900     Vectren Corp.                                                                         311
                                                                                               ---------
                                                                                                   2,435
                                                                                               ---------
               Total Utilities                                                                     6,260
                                                                                               ---------
               Total Common Stocks (cost: $141,244)                                              178,388
                                                                                               ---------

================================================================================

15  | USAA Global Managed Volatility Fund

================================================================================

                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES      SECURITY                                                                            (000)
--------------------------------------------------------------------------------------------------------
               PREFERRED STOCKS (0.1%)

               CONSUMER DISCRETIONARY (0.1%)
               -----------------------------
               AUTOMOBILE MANUFACTURERS (0.1%)
       222     Bayerische Motoren Werke AG                                                     $      21
       635     Volkswagen AG                                                                         165
                                                                                               ---------
                                                                                                     186
                                                                                               ---------
               Total Consumer Discretionary                                                          186
                                                                                               ---------
               Total Preferred Stocks (cost: $179)                                                   186
                                                                                               ---------

               RIGHTS (0.0%)

               FINANCIALS (0.0%)
               -----------------
               DIVERSIFIED BANKS (0.0%)
     2,044     Banco Bilbao Vizcaya Argentaria S.A.* (cost: $0)                                       --
                                                                                               ---------
               EXCHANGE-TRADED FUNDS (36.4%)
    93,215     iShares Core MSCI EAFE ETF                                                          5,693
   450,000     iShares Core MSCI Emerging Markets ETF                                             22,086
   325,300     iShares MSCI EAFE ETF                                                              21,850
   225,000     iShares MSCI EMU Index Fund                                                         9,511
   500,000     iShares MSCI Germany ETF                                                           15,675
    74,900     iShares MSCI Philippines ETF                                                        2,556
    96,000     iShares MSCI South Korea Capped ETF                                                 5,904
   119,544     iShares MSCI Turkey ETF                                                             5,819
   697,501     iShares MSCI United Kingdom ETF                                                    14,362
    55,000     SPDR S&P Emerging Markets SmallCap ETF                                              2,610
   250,000     WisdomTree Emerging Markets SmallCap Dividend Fund                                 11,642
   150,000     WisdomTree India Earnings Fund                                                      2,844
                                                                                               ---------
               Total Exchange-Traded Funds (cost: $105,250)                                      120,552
                                                                                               ---------
               Total Equity Securities (cost: $246,673)                                          299,126
                                                                                               ---------
PRINCIPAL
AMOUNT                                                                COUPON
(000)                                                                   RATE      MATURITY
--------------------------------------------------------------------------------------------------------
               BONDS (5.7%)

               CORPORATE OBLIGATIONS (2.6%)

               FINANCIALS (1.6%)
               -----------------
               LIFE & HEALTH INSURANCE (0.3%)
$    1,000     StanCorp Financial Group, Inc.                         6.90%      6/01/2067         1,013
                                                                                               ---------
               MULTI-LINE INSURANCE (1.0%)
     2,000     Genworth Holdings, Inc.                                6.15      11/15/2066         1,855
       500     Glen Meadow Pass-Through Trust (d)                     6.51       2/12/2067           497
     1,000     Nationwide Mutual Insurance Co. (d)                    5.81      12/15/2024         1,014
                                                                                               ---------
                                                                                                   3,366
                                                                                               ---------

================================================================================

                                                  Portfolio of Investments |  16

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                              COUPON                         VALUE
(000)          SECURITY                                               RATE        MATURITY         (000)
--------------------------------------------------------------------------------------------------------
               OTHER DIVERSIFIED FINANCIAL SERVICES (0.3%)
$    1,000     ILFC E-Capital Trust II (d)                            6.25%     12/21/2065     $     975
                                                                                               ---------
               Total Financials                                                                    5,354
                                                                                               ---------
               INDUSTRIALS (0.6%)
               ------------------
               AEROSPACE & DEFENSE (0.3%)
     1,000     Textron Financial Corp. (d)                            6.00       2/15/2067           902
                                                                                               ---------
               AIRLINES (0.3%)
       805     US Airways Group, Inc. Pass-Through Trust (INS)        7.08       3/20/2021           897
                                                                                               ---------
               Total Industrials                                                                   1,799
                                                                                               ---------
               UTILITIES (0.4%)
               ----------------
               ELECTRIC UTILITIES (0.4%)
     1,906     Texas Competitive Electric Holdings Co., LLC (e)       4.74      10/10/2017         1,377
                                                                                               ---------
               Total Corporate Obligations (cost: $6,034)                                          8,530
                                                                                               ---------
               EURODOLLAR AND YANKEE OBLIGATIONS (0.6%)

               FINANCIALS (0.4%)
               -----------------
               DIVERSIFIED BANKS (0.2%)
     1,000     BayernLB Capital Trust l                               6.20               -(f)        844
                                                                                               ---------
               PROPERTY & CASUALTY INSURANCE (0.2%)
       600     Oil Insurance Ltd. (d)                                 3.22 (g)           -(f)        557
                                                                                               ---------
               Total Financials                                                                    1,401
                                                                                               ---------
               MATERIALS (0.2%)
               ----------------
               GOLD (0.2%)
     1,000     St. Barbara Ltd. (d)                                   8.88       4/15/2018           825
                                                                                               ---------
               Total Eurodollar and Yankee Obligations (cost: $1,623)                              2,226
                                                                                               ---------
               COMMERCIAL MORTGAGE SECURITIES (2.5%)

               FINANCIALS (2.5%)
               -----------------
               COMMERCIAL MORTGAGE-BACKED SECURITIES (2.5%)
     1,000     Banc of America Commercial Mortgage, Inc.              5.77       5/10/2045         1,064
     1,000     Bear Stearns Commercial Mortgage Securities, Inc.      4.99       9/11/2042         1,039
     1,000     Citigroup Commercial Mortgage Trust                    5.78       3/15/2049         1,038
     1,000     GE Capital Commercial Mortgage Corp.                   5.28       3/10/2044           985
     1,000     J.P. Morgan Chase Commercial Mortgage
                 Securities Corp.                                     5.04      10/15/2042         1,031
     1,000     J.P. Morgan Chase Commercial Mortgage
                 Securities Corp.                                     5.48       5/15/2045         1,058
     1,000     Merrill Lynch Mortgage Trust                           5.14       7/12/2038         1,038
     1,000     Merrill Lynch Mortgage Trust                           5.66       5/12/2039         1,013
                                                                                               ---------
                                                                                                   8,266
                                                                                               ---------
               Total Financials                                                                    8,266
                                                                                               ---------
               Total Commercial Mortgage Securities (cost: $7,082)                                 8,266
                                                                                               ---------
               Total Bonds (cost: $14,739)                                                        19,022
                                                                                               ---------

================================================================================

17  | USAA Global Managed Volatility Fund

================================================================================

PRINCIPAL                                                                                         MARKET
AMOUNT                                                                                             VALUE
(000)          SECURITY                                                                            (000)
--------------------------------------------------------------------------------------------------------
               MONEY MARKET INSTRUMENTS (0.7%)

               U.S. TREASURY BILLS (0.0%)
$       40     0.01%, 6/19/2014 (a),(h),(i)                                                    $      40
                                                                                               ---------

NUMBER OF
SHARES
--------------------------------------------------------------------------------------------------------
               MONEY MARKET FUNDS (0.7%)
 2,388,948     State Street Institutional Liquid Reserve Fund, 0.08% (a),(j)                       2,389
                                                                                               ---------
               Total Money Market Instruments (cost: $2,429)                                       2,429
                                                                                               ---------

               TOTAL INVESTMENTS (COST: $263,841)                                              $ 320,577
                                                                                               =========

NUMBER
OF
CONTRACTS
--------------------------------------------------------------------------------------------------------
               PURCHASED OPTIONS (2.7%)
     5,630     Put - iShares MSCI EAFE ETF expiring September 20, 2014 at 62                         819
     8,000     Put - iShares MSCI EAFE ETF expiring September 20, 2014 at 63                       1,344
     4,970     Put - iShares MSCI EAFE ETF expiring September 20, 2014 at 66                       1,327
     4,090     Put - iShares MSCI Emerging Markets ETF expiring September 20, 2014 at 38             571
     8,900     Put - iShares MSCI Emerging Markets ETF expiring September 20, 2014 at 38.5         1,384
       660     Put - S&P 500 Index expiring September 20, 2014 at 1800                             3,386
                                                                                               ---------

               TOTAL PURCHASED OPTIONS (COST: $11,194)                                         $   8,831
                                                                                               =========
               WRITTEN OPTIONS (0.3%)
    (7,400)    Put - iShares MSCI EAFE ETF expiring June 21, 2014 at 58                             (204)
    (2,000)    Put - iShares MSCI EAFE ETF expiring June 21, 2014 at 61                              (93)
    (5,500)    Put - iShares MSCI Emerging Markets ETF expiring June 21, 2014 at 34                 (107)
    (5,000)    Put - iShares MSCI Emerging Markets ETF expiring June 21, 2014 at 35                 (125)
      (200)    Put - S&P 500 Index expiring June 21, 2014 at 1650                                   (145)
      (200)    Put - S&P 500 Index expiring June 21, 2014 at 1700                                   (219)
                                                                                               ---------

               TOTAL WRITTEN OPTIONS (PREMIUMS RECEIVED: $2,032)                               $    (893)
                                                                                               =========

                                                                                             UNREALIZED
                                                                  EXPIRATION     CONTRACT   APPRECIATION
LONG/(SHORT)                                                         DATE       VALUE (000)    (000)
--------------------------------------------------------------------------------------------------------
               FUTURES (0.6%)
         4     Mini MSCI EAFE                                     6/20/2014      $     379     $      10
        18     S&P 500 E-Mini Index Futures                       6/20/2014          1,678            13
                                                                                 ---------     ---------

               TOTAL FUTURES                                                     $   2,057     $      23
                                                                                 =========     =========

================================================================================

                                                  Portfolio of Investments |  18

================================================================================

($ IN 000s)                                                 VALUATION HIERARCHY
                                                            -------------------

                                                (LEVEL 1)        (LEVEL 2)        (LEVEL 3)
                                              QUOTED PRICES        OTHER         SIGNIFICANT
                                                IN ACTIVE       SIGNIFICANT     UNOBSERVABLE
                                                 MARKETS        OBSERVABLE         INPUTS
                                              FOR IDENTICAL       INPUTS
ASSETS                                            ASSETS                                              TOTAL
-----------------------------------------------------------------------------------------------------------
Equity Securities:
  Common Stocks                               $     178,320     $       68      $         --     $  178,388
  Preferred Stocks                                      186             --                --            186
  Rights                                                 --             --                --             --
  Exchange-Traded Funds                             120,552             --                --        120,552
Bonds:
  Corporate Obligations                                  --          8,530                --          8,530
  Eurodollar and Yankee Obligations                      --          2,226                --          2,226
  Commercial Mortgage Securities                         --          8,266                --          8,266
Money Market Instruments:
  U.S. Treasury Bills                                    40             --                --             40
  Money Market Funds                                  2,389             --                --          2,389
Purchased Options                                     8,831             --                --          8,831
Futures(1)                                               23             --                --             23
-----------------------------------------------------------------------------------------------------------
Total                                         $     310,341     $   19,090      $         --     $  329,431
-----------------------------------------------------------------------------------------------------------

                                                (LEVEL 1)        (LEVEL 2)        (LEVEL 3)
                                              QUOTED PRICES        OTHER         SIGNIFICANT
                                                IN ACTIVE       SIGNIFICANT     UNOBSERVABLE
                                                 MARKETS        OBSERVABLE         INPUTS
                                              FOR IDENTICAL       INPUTS
LIABILITIES                                    LIABILITIES                                            TOTAL
-----------------------------------------------------------------------------------------------------------
Written Options                               $        (893)    $       --      $         --     $     (893)
-----------------------------------------------------------------------------------------------------------
Total                                         $        (893)    $       --      $         --     $     (893)
-----------------------------------------------------------------------------------------------------------

(1)Futures are valued at the unrealized appreciation/depreciation on the investment.

For the period of January 1, 2014, through March 31, 2014, equity securities with a fair value of $20,992,000 were transferred from Level 2 to Level 1. Due to an assessment of events at the beginning of the reporting period, this security had adjustments to its foreign market closing prices to reflect changes in value that occurred after the close of foreign markets and prior to the close of the U.S. securities markets. The foreign market closing adjustments were not deemed necessary at the end of the period. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

19  | USAA Global Managed Volatility Fund

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

March 31, 2014 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. The information presented in this quarterly report pertains only to the USAA Global Managed Volatility Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund consists of two classes of shares: Global Managed Volatility Fund Shares (Fund Shares) and Global Managed Volatility Fund Institutional Shares (Institutional Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA Fund participating in a fund-of-funds investment strategy (USAA fund-of-funds) and not to the general public.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation

================================================================================

20  | USAA Global Managed Volatility Fund

================================================================================

comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager, an affiliate of the Fund, and the Fund's subadviser(s), if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser(s) has agreed to notify the Manager of significant events it identifies that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Board, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

================================================================================

21  | USAA Global Managed Volatility Fund

================================================================================

6. Repurchase agreements are valued at cost, which approximates market value.

7. Futures are valued based upon the last sale price at the close of market on the principal exchange on which they are traded.

8. Options are valued by a pricing service at the National Best Bid/Offer (NBBO) composite price, which is derived from the best available bid and ask prices in all participating options exchanges determined to most closely reflect market value of the options at the time of computation of the Fund's NAV.

9. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser(s), if applicable, under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include certain common stocks, which are valued based on methods discussed in Note A1 and all bonds, which are valued based on methods discussed in Note A5.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

================================================================================

                                         Notes to Portfolio of Investments |  22

================================================================================

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES - The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to futures contracts, options, and options on futures contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange-listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange-traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the trade. The Fund's derivative agreements held at March 31, 2014 did not include master netting provisions.

FUTURES CONTRACTS - The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.

OPTIONS TRANSACTIONS - The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may use options on underlying instruments, namely, equity securities, ETFs, and equity indexes, to gain exposure to, or hedge against, changes in the value of equity securities, ETFs, or equity indexes. A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying instrument at a specified price during a specified period. Conversely, a put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying instrument at a specified price during a specified period. The purchaser of the option pays a premium to the writer of the option.

Premiums paid for purchased options are recorded as an investment. If a purchased option expires unexercised, the premium paid is recognized as a realized loss. If a purchased call option on a security is exercised, the cost of the security acquired includes the exercise price and the premium paid. If a purchased put option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium paid. The risk associated with purchasing a call or put option is limited to the premium paid.

================================================================================

23  | USAA Global Managed Volatility Fund

================================================================================

Premiums received from writing options are recorded as a liability. If a written option expires unexercised, the premium received is recognized as a realized gain. If a written call option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium received. If a written put option on a security is exercised, the cost of the security acquired is the exercise price paid less the premium received. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

In an attempt to reduce the Fund's volatility over time, the Fund may implement a strategy that involves purchasing and selling options on indexes or ETFs that represent the fund's exposure against a highly correlated stock portfolio. The combination of the diversified stock portfolio with index or ETF options is designed to provide the Fund with consistent returns over a wide range of equity market environments. This strategy may not fully protect the Fund against declines in the portfolio's value, and the Fund could experience a loss. Options on ETFs are similar to options on individual securities in that the holder of the ETF call (or put) has the right to receive (or sell) shares of the underlying ETF at the strike price on or before exercise date. Options on securities indexes are different from options on individual securities in that the holder of the index option has the right to receive an amount of cash equal to the difference between the exercise price and the settlement value of the underlying index as defined by the exchange. If an index option is exercised, the realized gain or loss is determined by the exercise price, the settlement value, and the premium amount paid or received.

D. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis or for delayed draws on loans can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund receives a commitment fee for delayed draws on loans. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis and delayed-draw loan commitments may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases and commitments while remaining substantially fully invested.

E. As of March 31, 2014, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of March 31, 2014, were $60,334,000 and $5,961,000, respectively, resulting in net unrealized appreciation of $54,373,000.

F. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $331,025,000 at March 31, 2014, and, in total, may not equal 100%. Investments in foreign securities were 54.5% of net assets at March 31, 2014. A category percentage of 0.0% represents less than 0.1% of net assets.

The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts

================================================================================

                                         Notes to Portfolio of Investments |  24

================================================================================

exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

CATEGORIES AND DEFINITIONS

ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES - Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents when the final principal payment will be made for all underlying loans. The weighted average life is the average time for principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

EURODOLLAR AND YANKEE OBLIGATIONS - Eurodollar obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

RIGHTS - enable the holder to buy a specified number of shares of new issues of a common stock before it is offered to the public.

PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

REIT    Real estate investment trust

CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(INS) Principal and interest payments are insured by MBIA Insurance Corp. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

SPECIFIC NOTES

(a) The security, or a portion thereof, is segregated to cover the value of open futures contracts at March 31, 2014.

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25  | USAA Global Managed Volatility Fund

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(b)  Security was fair valued at March 31, 2014, by the Manager in accordance with valuation procedures approved by the Board. The total value of all such securities was $68,000, which represented less than 0.1% of net assets of the Fund.
(c) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board. The aggregate market value of these securities at March 31, 2014, was zero.
(d) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.
(e) Senior loan (loan) - is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at March 31, 2014. The weighted average life of the loan is likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. The loan is deemed liquid by the Manager, under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.
(f) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(g) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at March 31, 2014.
(h) Securities with a value of $183,000 are segregated as collateral for initial margin requirements on open futures contracts.
(i) Zero-coupon security. Rate represents the effective yield at the date of purchase.
(j) Rate represents the money market fund annualized seven-day yield at March 31, 2014.
*    Non-income-producing security.

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                                         Notes to Portfolio of Investments |  26


ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.




                             SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended March 31, 2014

By:      /S/ DANIEL J. MAVICO
         --------------------------------------------------------------
         Signature and Title:  Daniel J. Mavico, Assistant Secretary

Date:       05/23/2014
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /S/ DANIEL S. MCNAMARA
         --------------------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     05/30/2014
         ------------------------------


By:      /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:      05/27/2014
         ------------------------------